Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Notes to the Consolidated Statements of Cash Flows

Note 24. Notes to the Consolidated Statements of Cash Flows

Operating activities

	For the year ended December 31,
(SEK in thousands)	2025	2024
Adjustments for non-cash items
Depreciation	130,802	129,022
Depreciation of right-of-use assets	96,694	96,940
Amortization	312	1,056
Loss from disposal of property, plant, and equipment	5,321	-
Capital gains from the sale of non-current assets	-	(8,985)
Share-based payment expense	15,629	10,171
Unrealized exchange differences	77,903	(1,926)
Finance income	(5,080)	(65,615)
Finance costs	588,646	224,345
Provision	12,332	-
Fair value loss/(gain) on financial assets or liabilities measured at fair value through profit or loss	129,262	(51,832)
Share of results of joint venture	(1,430)	(282)
Total non-cash adjustments	1,050,391	332,894

	For the year ended December 31,
(SEK in thousands)	2025	2024
Net changes in working capital
(Increase)/decrease in trade receivables	10,571	23,153
(Increase)/decrease in prepaid expenses	3,899	(5,152)
(Increase)/decrease in accrued income	(1,789)	(7,964)
(Increase)/decrease in other receivables	(22,174)	173,091
Increase/(decrease) in trade and other payables	(52,186)	96,414
Increase/(decrease) in accrued expense	69,950	(15,219)
Increase/(decrease) in deferred income	3,193	9,395
Increase/(decrease) in other liabilities	30,577	11,831
Net changes in working capital	42,041	285,549

Changes in liabilities arising from financing activities

The table below details changes in the group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s Consolidated Statements of Cash Flows as cash flows from financing activities.

		Non-cash changes
(SEK in thousands)	January 1, 2025	Financing cash flow	Fair value adjustments	New lease agreements	Other changes	December 31, 2025
Note		(i)	25	(iii)	(ii)
Loans and borrowings (current and non-current)	-	16,743	-	-	(503)	16,240
Convertible debenture	379,795	246,912	-	-	(418,991)	207,716
Lease liabilities (current and non-current)	641,507	(137,218)	-	155,324	(17,060)	642,553
Liabilities associated with cash advances	166,216	205,236	-	-	(16,610)	354,842
Other financial liabilities (embedded derivative - convertible debentures)	-	-	4,603	-	-	4,603
Other financial liabilities (derivative instruments - warrants)	1,432	-	124,659	-	2,289	128,381
Total liabilities from financing activities	1,188,950	331,673	129,262	155,324	(450,874)	1,354,335

		Non-cash changes
(SEK in thousands)	January 1, 2024	Financing cash flow	Fair value adjustments	New lease agreements	Other changes	December 31, 2024
Note		(i)	25		(ii)
Loans and borrowings (current and non-current)	257,424	(309,456)	55,926	-	(3,894)	-
Convertible debenture	-	319,887	-	-	59,908	379,795
Lease liabilities (current and non-current)	539,080	(121,975)	-	84,768	139,634	641,507
Liabilities associated with cash advances	-	211,147	-	-	(44,931)	166,216
Other financial liabilities (derivatives)	48,814	(3,787)	(89,911)	-	46,316	1,432
Total liabilities from financing activities	845,318	95,816	(33,985)	84,768	197,033	1,188,950

(i)	Cash flows from Loans and borrowings (current and non-current), Convertible debenture, Lease liabilities (current and non-current) and Other financial liabilities (derivatives) represent the net amount of cash from borrowing and repayment of borrowings in the Consolidated Statements of Cash Flows.
(ii)	Other changes include changes in exchange rates, accrued interest, remeasurements of the lease liabilities, and reduction in factoring liabilities.
(iii)	In 2025, the Group entered into new lease agreements as part of its operations, with the largest lease relating to a charging station with an acquisition value of SEK 26,828 thousand.